Financial Instruments	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Financial Instruments
NOTE 8. FINANCIAL INSTRUMENTS

A.	Accounting classifications and fair values of financial instruments
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of June 30, 2022, and December 31, 2021. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount (in thousands of Mexican pesos)							Fair value hierarchy
As of June 30, 2022	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	9,770,736	—	—	—	—	9,770,736	—	9,770,736	—	9,770,736
Equity instruments(i)	—	—	448,961	—	—	448,961	—	448,961	—	448,961

Total	9,770,736	—	448,961	—	—	10,219,697

Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	64,932,217	—	64,932,217	—	—	—	—
Customers	—	—	—	159,990,300	—	159,990,300	—	—	—	—
Officials and employees	—	—	—	4,043,878	—	4,043,878	—	—	—	—
Sundry debtors	—	—	—	39,382,372	—	39,382,372	—	—	—	—
Investments in joint ventures and associates	—	—	—	2,127,646	—	2,127,646	—	—	—	—
Notes receivable	—	—	—	1,492,843	—	1,492,843	—	—	—	—
Mexican Government bonds	—	—	—	111,276,363	—	111,276,363	107,318,721	—	—	107,318,721
Other assets	—	—	—	3,486,723	—	3,486,723	—	—	—	—

Total	—	—	—	386,732,341	—	386,732,341

Financial liabilities measured at fair value
Derivative financial instruments	(25,011,493)	—	—	—	—	(25,011,493)	—	(25,011,493)	—	(25,011,493)

Total	(25,011,493)	—	—	—	—	(25,011,493)

Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(274,454,400)	(274,454,400)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(49,213,065)	(49,213,065)	—	—	—	—
Leases	—	—	—	—	(54,554,432)	(54,554,432)	—	—	—	—
Debt	—	—	—	—	(2,160,198,565)	(2,160,198,565)	—	(1,819,881,615)	—	(1,819,881,615)

Total	—	—	—	—	(2,538,420,462)	(2,538,420,462)

(i)	Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

	Carrying amount (in thousands of Mexican pesos)						Fair value hierarchy
As of December 31, 2021	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value
Derivative financial instruments	12,473,967	—	—	—	—	12,473,967	—	12,473,967	—	12,473,967
Equity instruments(i)	—	—	448,949	—	—	448,949	—	448,949	—	448,949

Total	12,473,967	—	448,949	—	—	12,922,916

Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	76,506,447	—	76,506,447	—	—	—	—
Customers	—	—	—	101,259,081	—	101,259,081	—	—	—	—
Officials and employees	—	—	—	3,752,692	—	3,752,692	—	—	—	—
Sundry debtors	—	—	—	37,034,460	—	37,034,460	—	—	—	—
Investments in joint ventures and associates	—	—	—	2,254,952	—	2,254,952	—	—	—	—
Notes receivable	—	—	—	1,646,290	—	1,646,290	—	—	—	—
Mexican Government bonds	—	—	—	110,855,356	—	110,855,356	109,124,514	—	—	109,124,514
Other assets	—	—	—	4,537,481	—	4,537,481	—	—	—	—

Total	—	—	—	337,846,759	—	337,846,759

Financial liabilities measured at fair value
Derivative financial instruments	(13,636,086)	—	—	—	—	(13,636,086)	—	(13,636,086)	—	(13,636,086)

Total	(13,636,086)	—	—	—	—	(13,636,086)

Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(264,056,358)	(264,056,358)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(32,015,808)	(32,015,808)	—	—	—	—
Leases	—	—	—	—	(59,351,648)	(59,351,648)	—	—	—	—
Debt	—	—	—	—	(2,249,695,894)	(2,249,695,894)	—	(2,211,701,630)	—	(2,211,701,630)

Total	—	—	—	—	(2,605,119,708)	(2,605,119,708)

(i)	Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.
Debt is recognized at amortized cost and the fair value of debt is estimated using quotes from major market sources which are then adjusted internally using standard market pricing models. As a result of relevant assumptions, the estimated fair value does not necessarily represent the actual terms at which existing transactions could be liquidated or unwound.

B.	Fair value hierarchy
PEMEX values the fair value of its financial instruments under standard methodologies commonly applied in the financial markets. PEMEX’s related assumptions and inputs therefore fall under the three Levels of the fair value hierarchy for market participant assumptions, as described below.
The fair values determined by Level 1 inputs utilize quoted prices in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs are based on quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observed for assets or liabilities. Level 3 inputs are unobservable inputs for the assets or liabilities, and include situations where there is little, if any, market activity for the assets or liabilities.
Management uses appropriate valuation techniques based on the available inputs to measure the fair values of PEMEX’s applicable financial assets and liabilities.

When available, PEMEX measures fair value using Level 1 inputs, because they generally provide the most reliable evidence of fair value.

C.	Fair value of DFIs
PEMEX periodically evaluates its exposure to international hydrocarbon prices, interest rates and foreign currencies and uses DFIs as a mitigation mechanism when potential sources of market risk are identified.
PEMEX monitors the fair value of its DFI portfolio on a periodic basis. The fair value represents the price at which one party would assume the rights and obligations of the other and is calculated for DFIs through models commonly used in the international financial markets, based on inputs obtained from major market information systems and price providers. Therefore, PEMEX does not have an independent third party to value its DFIs.
PEMEX calculates the fair value of its DFIs through the tools developed by its market information providers such as Bloomberg, and through valuation models implemented in software packages used to integrate all of PEMEX’s business areas and accounting, such as SAP (System Applications Products).
PEMEX’s DFI portfolio is composed primarily of swaps, for which fair value is estimated by projecting future cash flows and discounting them with the corresponding discount factor; for currency and interest rate options, this is done through the Black Scholes Model, and for crude oil options, through the Levy model for Asian options.
According to IFRS 13 “Fair Value Measurement”, the
mark-to-market
value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.
Because PEMEX’s hedges are cash flow hedges, their effectiveness is preserved regardless of the variations in the underlying assets or reference variables, thus asset flows are fully offset by liabilities flows. Therefore, it is not necessary to measure or monitor the hedges’ effectiveness.
PEMEX’s DFIs’ fair-value assumptions and inputs fall under Level 2 of the fair value hierarchy for market participant assumptions.

D.	Accounting treatment applied and impact in the financial statements
PEMEX enters into derivatives transactions with the sole purpose of hedging financial risks related to its operations, firm commitments, planned transactions and assets and liabilities recorded on its statement of financial position. Nonetheless, some of these transactions do not qualify for hedge accounting treatment because they do not meet the requirements of the accounting standards for designation as hedges. They are therefore recorded in the financial statements as instruments entered into for trading purposes, despite the fact that their cash flows are offset by the cash flows of the positions (assets or liabilities) to which they relate. As a result, the changes in their fair value are recognized in the “Derivative financial instruments (cost) income, net” line item in the consolidated statement of comprehensive income.
As of June 30, 2022, and December 31, 2021, the net fair value of PEMEX’s DFIs (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), recognized in the consolidated statement of financial position, was Ps. (15,240,757) and Ps. (1,162,119), respectively. As of June 30, 2022, and December 31, 2021, PEMEX did not have any DFIs designated as hedges for accounting purposes.
All of PEMEX’s DFIs are treated, for accounting purposes, as instruments entered into for trading purposes, therefore any change in their fair value, caused by any act or event, impacts directly in the “Derivative financial instruments (cost) income, net” line item in the consolidated statement of comprehensive income.
For the six months periods ended June 30, 2022, and 2021, PEMEX recognized a net loss of Ps. 24,509,153 and Ps. 12,357,848, respectively, in the “Derivative financial instruments (cost) income, net” line item with respect to DFIs treated as instruments entered into for trading purposes.

In accordance with established accounting policies, PEMEX has analyzed the different contracts that PEMEX has entered into and has determined that according to the terms thereof none of these agreements meet the criteria to be classified as embedded derivatives. Accordingly, as of June 30, 2022, and December 31, 2021, PEMEX did not recognize any embedded derivatives (foreign currency or index).

E.	IBOR reference rates transition
As a result of the decision made by the Financial Stability Board (FSB), the Interbank Offered Rates (IBORs), such as the LIBOR in dollars (over-night “O/N”, one week “1W”, two months “2M”, and twelve months “12M”) or the EURIBOR in Euros, are expected to cease to be published in 2022 and must be replaced by alternative reference rates, based on risk-free rates obtained from market operations.
The discontinuation of the publication of these rates was originally scheduled for December 2021. Nevertheless, on November 2020, the ICE Benchmark Administration Limited (known as “ICE”) announced an extension until June 2023 for the publication of the most common LIBOR rates in dollars (over-night “O/N”, one month “1M”, three months “3M”, six months “6M” and twelve months “12M”).
Therefore, PEMEX has identified and is reviewing contracts expiring after the applicable cessation dates, that could be impacted by the change in the aforementioned rates.
PEMEX has a reduced number of financial instruments referenced to floating rates in Euros and U.S. dollars with maturity and interest rate fixation after June 2022 and June 2023, respectively. This portfolio of financial instruments is composed of debt instruments and DFIs as shown below:

	Reference Rate	*Notional Amount As of June 30, 2022 (in thousands of each currency)
Debt	LIBOR 1M USD	692,087
	LIBOR 3M USD	427,050
	LIBOR 6M USD	736,541
	EURIBOR 3M EUR	650,000
DFI	LIBOR 1M USD	2,500,000
	LIBOR 3M USD	156,250
	LIBOR 6M USD	243,750

*	Note: Notional amounts with maturity after June 30, 2022, for Euros and after June 30, 2023, for U.S. dollars.
As of the second quarter of 2022, derived from the cease of the publication of the EURIBOR there has been no effect neither on the debt nor on the DFIs entered into hedge it, given that the coupon’s interest rate on each payment date has been the same for the debt and DFIs.
In the event that TIIE ceases to be published, the portfolio of financial instruments referenced to these floating rates is composed of debt instruments and DFIs as shown below:

	Reference Rate	*Notional Amount As of June 30, 2022 (in thousands of each currency)
Debt	TIIE 28D MXN	6,039,402
	TIIE 91D MXN	22,624,391
DFI	TIIE 28D MXN	31,733,673

*	Note: Notional amounts with maturity after June 30, 2022.

PEMEX’s portfolio also consists of additional debt instruments and DFIs referenced at fixed rates, which are not listed in the tables above since PEMEX’s fixed rate portfolio will not be impacted by the IBOR transition.
PEMEX is in constant communication with its counterparties to carry out this transition in the most efficient way possible. In addition, as a result of the transition, PEMEX is working on any amendments to its contracts that may be required and is monitoring the evolution of the IBORs transition in the market, in order to anticipate any negative impact that these changes may have.
Derived from the transition to the alternative reference rates based on risk-free rates (RFR), PEMEX has adopted a policy of not entering into new DFIs referenced to IBOR rates. Additionally, some of the discount curves that PEMEX uses to obtain the fair value of its DFIs include instruments referencing the new RFR of the corresponding currency.
Additionally, as a result of the policy of not entering into new financing operations at floating rates referenced to IBOR, during 2021 and as of the second quarter of 2022, PEMEX contracted financing operations in USD at floating rates linked to the new RFR rates.
Regarding PMI Trading, its credit agreements contained flexible provisions that would help smooth the transition to an alternative rate in the event that LIBOR rates ceased to be published. PMI Trading has finished the amendment process of its credit agreements. This process has enabled PMI Trading to continue using LIBOR rates until their publication ceases and then continue with the new SOFR rates as benchmark rates.